U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 26, 2011

VIA EDGAR TRANSMISSION

Mr. James E. O’Connor
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Managed Portfolio Series (the “Trust”)

Dear Mr. O’Connor:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Corporate America CU Short Duration Fund, is Post-Effective Amendment No. 1 and Amendment No. 2 to the Trust’s Registration Statement on Form N 1A.  This Post-Effective Amendment is being filed to make certain non-material revisions as appropriate and file updated exhibits to the registration statement.

If you have any questions or require further information, please contact Angela Pingel at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Leslie K. Klenk, Esq., Bernstein, Shur, Sawyer & Nelson P.A.